RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19.         RELATED PARTY TRANSACTIONS

Zhejiang Aokang Shoes Co., Ltd. (“Aokang”) became a shareholder of the Company in 2015 and held 18.1% of the outstanding shares of the Company as of December 31, 2017. In 2017, the Company purchased goods from Aokang amounted to $0.4.

Zall E-commerce and its subsidiary Zall Development (HK) Holding Company Limited (collectively referred to “Zall”) became shareholders of the Company in 2016 and held 41.0% of the outstanding shares of the Company as of December 31, 2018. For the year ended December 31, 2018, the Group entered into the following contracts with the subsidiaries of Zall:

The Group entered into sales contracts with Hankou North Import and Export Service Co., Ltd. ("Hankou North”) to sell cotton products in 2018, which is one of Zall’s subsidiaries. The total transaction amount in 2018 was $325 and all settled as of December 31, 2018;

The Group entered into a logistics agency contract with Hankou North in 2018 and the total logistic service fee in 2018 was $4,302. As of December 31, 2018, $1,550 has not been settled.

The Group entered into a logistics agency contract with Zall Foreign Trade Service (Hong Kong) Company Limited (“Zall HK”) in 2018, which is one of Zall’s subsidiaries. The total logistic service fee in 2018 was $4,186. As of December 31, 2018, about $1,007 has not been settled.

The Group entered into a Contract of Network Marketing Technical Services with Zall HK in 2018. The total advertising fee in 2018 was $7,441. As of December 31, 2018, $2,396 has not been settled.

The Group leased offices on behalf of Jiashi Financial Information Service (Hangzhou) Co., Ltd. ("Jiashi”) since October 1, 2018, which is one of Zall‘s subsidiaries. The total rental fee received from Jiashi was $26 in 2018.